Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
2023	$ 3
2024	2
2025	2
2026	2
2027	5
Thereafter	506
Total	$ 520	$ 707